INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015
Schedule of income tax
Income tax payments	$ 3,262	$ 2,580	$ 2,403
One-time transition tax required by the Tax Reform Act	964	723	385
Acquisitions of businesses, equity method investments and nonmarketable securities	315	62	73
Tax credits and other income tax benefits	323
Amortization Expense	308
Carrying value of investments	41
Unfunded commitments	123
Tax Incentive Grants	346	332	406
Undistributed Earnings of Foreign Subsidiaries	9,300
Unrecognized Tax Benefits	880	929	926	$ 906
Impact of unrecognized tax benefits on effective tax rate if Company were to prevail on all uncertain tax positions	607
Alternative jurisdictional tax benefits if tax positions do not prevail	273
Interest and penalties accrued	631	544	496
Interest and penalties expense or (benefit)	87	48	43
Loss carryforwards	1,583
Loss carryforwards expiring within next five years	327
Interest Carryforward	2,253
Foreign tax credit carryforwards	99
Net increase or (decrease) in valuation allowances	89	$ (28)	$ 23
PAM Investments
Schedule of income tax
Acquisitions of businesses, equity method investments and nonmarketable securities	226
Tax Years 2007-2009
Schedule of income tax
Total deposit for the 2007 through 2009 tax years	6,000
IRS Claim	$ 2,700				$ 3,300